STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 13: STOCK-BASED COMPENSATION

Stock Options

During the nine months ended September 30, 2023, we granted options for the purchase of our Common Stock to certain employees as consideration for salary compensation and services rendered. The terms of the stock option grants are determined by our Board of Directors consistent with our 2019 Omnibus Stock Incentive Plan which the Board adopted May 16, 2019. Our stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the nine months ended September 30, 2023:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2022	1,442	$1,002.00
Grants	8,322	25.23
Exercised	-	-
Cancelled	1	40,400.00
Balance as of September 30, 2023	9,765	$173.61

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2023:

	Number of Options	Weighted- Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
Outstanding	9,765	8.43	$1,459.50
Exercisable	990	9.31	$247.56
Expected to vest	1,637	8.43	$1,459.50

As of September 30, 2023 and December 31, 2022, there was $641,248 and $381,547, respectively, of total compensation costs related to non-vested stock-based compensation arrangements which we expect to recognized within the next 12 months.

Restricted Stock Awards

The following summarizes the restricted stock activity for the nine months ended September 30, 2023:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2022	538	$282,659
Shares of restricted stock granted	11,750	270,000
Exercised	1,036	15,761
Cancelled	-	-
Balance as of September 30, 2023	13,324	$237,659

Number of Restricted Stock Awards	September 30, 2023	December 31, 2022
Vested	1,036	2
Non-vested	11,250	536

STOCK-BASED COMPENSATION

NOTE 14: SHARE-BASED COMPENSATION

Stock Options

During the years ended December 31, 2022 and 2021, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year or two-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Options	Weighted-Average
	Outstanding	Exercise Price
Balance as of December 31, 2020	1	$465,558
Grants	2	182,664
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	3	$465,558
Grants	1,442	804
Exercised	-	-
Cancelled	(2)	40,400
Balance as of December 31, 2022	1,443	$1,002

The weighted average grant date fair value of stock options granted during the years ended December 31, 2022 and 2021 was $1.34 and $299, respectively. The total fair value of stock options that granted during the year ended December 31, 2022 and 2021 was approximately $1,341,002 and $414,902, respectively. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2022 and 2021:

	2022	2021
Expected term (years)	5	5.74
Expected stock price volatility	280.82%	296.25%
Weighted-average risk-free interest rate	3.65%	0.62%
Expected dividend	$0.00	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2022:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted-Average
	Options	(In Years)	Exercise Price
Outstanding	1,443	4.85	$924
Exercisable	1,150	4.83	$1,002
Expected to vest	1,443	4.85	$924

As of December 31, 2022 and 2021, there was $381,547 and $381,547, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the years ended December 31, 2022 and 2021, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the years ended December 31, 2022 and 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	1	449,334
Shares of restricted stock granted	1	247,998
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	2	383,532
Shares of restricted stock granted	536	135,000,000
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2022	538	135,383,400

	December 31,	December 31,
Number of Restricted Stock Awards	2022	2021
Vested	2	2
Non-vested	536	-

As of December 31, 2022 and 2021, there was $0 of total unrecognized compensation cost related to non-vested stock-based compensation, which is expected to be recognized over the next year.